Consolidated Statements of Changes in Stockholders' Equity Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	$ 12	$ 99,304	$ 76	$ (108,116)	$ (8,724)
Balance, shares at Dec. 31, 2012	11,949,824
Net income, as restated				1,322	1,322
Net unrealized losses on foreign currency translation, net of tax			(2)		(2)
Shareholder rights offerings, net	$ 5	2,766			$ 2,771
Shareholder rights offering net shares	5,000,000
Issuance of restricted stock
Issuance of restricted stock, shares	340,220
Exercise of warrants	$ 1	247			$ 248
Exercise of warrants, shares	791,999
Noncash stock-based compensation		652			652
Warrant modification		14			14
Balance at Dec. 31, 2013	$ 18	102,983	74	(106,794)	(3,719)
Balance, shares at Dec. 31, 2013	18,082,043
Net income, as restated				(7,371)	(7,371)
Net unrealized losses on foreign currency translation, net of tax			(2)		$ (2)
Issuance of common stock, net of equity issuance costs of $24, shares					36,570
Shareholder rights offerings, net	$ 12	4,854			$ 4,866
Shareholder rights offering net shares	12,140,823
Issuance of restricted stock
Issuance of restricted stock, shares	132,077
Exercise of warrants		15
Exercise of warrants, shares	36,570
Noncash stock-based compensation		530			$ 530
Balance at Dec. 31, 2014	$ 30	108,382	72	(114,165)	(5,681)
Balance, shares at Dec. 31, 2014	30,391,513
Net income, as restated				(2,153)	(2,153)
Issuance of common stock, net of equity issuance costs of $24	$ 2	1,203			1,205
Issuance of common stock, net of equity issuance costs of $24, shares	1,834,299
Issuance of common stock, net of commitment fee of $135	$ 1	162			163
Issuance of common stock, net of commitment fee of $135, shares	550,000
Issuance of restricted stock		174			174
Issuance of restricted stock, shares	389,151
Issuance of restricted stock to vendor		57			57
Issuance of restricted stock to vendor, shares	116,613
Exercise of warrants	$ 12	8,799			8,811
Exercise of warrants, shares	11,744,227
Noncash stock-based compensation		216			216
Balance at Sep. 30, 2015	$ 45	$ 118,993	$ 72	$ (116,318)	$ 2,792
Balance, shares at Sep. 30, 2015	45,025,803